Long-Term Trade And Unbilled Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables

	December 31,
	2017	2016
Receivables	$63,833	$—
Unbilled receivables	231,563	189,688
	$295,396	$189,688